Supplement dated March 2, 2021 to
PROSPECTUS
Dated July 31, 2020,
as amended August 4, 2020 and February 19, 2021
Balanced Fund
Institutional Class (WBAIX)
Investor Class (WBALX)

Core Plus Income Fund
Institutional Class (WCPBX)
Investor Class (WCPNX)

Hickory Fund (WEHIX)
Nebraska Tax-Free Income Fund (WNTFX)

Partners III Opportunity Fund
Institutional Class (WPOPX)
Investor Class (WPOIX)

Partners Value Fund
Institutional Class (WPVIX)
Investor Class (WPVLX)

Short Duration Income Fund
Institutional Class (WEFIX)
Investor Class (WSHNX)

Ultra Short Government Fund (SAFEX)

Value Fund
Institutional Class (WVAIX)
Investor Class (WVALX)

SERVICE PROVIDER CHANGES:
This Supplement provides information regarding certain changes with respect to the service providers for the Funds, as follows:
New Transfer Agent
Effective March 22, 2021, FIS Investor Services LLC (“FIS”), 4249 Easton Way, Suite 400, Columbus, Ohio 43219 will begin serving as the Funds’ transfer agent.  In connection with this change, Weitz Investment Management, Inc. (“Weitz Inc.”) will no longer be serving as the transfer agent for the Funds and DST Asset Manager Solutions, Inc. (“DST”) will no longer be serving as the sub-transfer agent for the Funds.  Accordingly, all references to Weitz Inc. as transfer agent will be replaced with FIS and all references to DST will be deleted.
New Custodian
Effective April 5, 2021, Citibank, N.A. (“Citibank”), 388 Greenwich Street, New York, New York 10013 will begin serving as the Funds’ custodian.  In connection with this change, State Street Bank and Trust Company (“State Street”) will no longer be serving as the custodian for the Funds.  Accordingly, all references to State Street as custodian will be replaced with Citibank and all references to State Street as custodian will be deleted.
New Sub-Administrator
Effective April 5, 2021, Citi Fund Services Ohio, Inc. (“Citi Fund Services”), 4400 Easton Commons, Suite 200, Columbus, Ohio 43219 will begin providing certain services to the Funds, including accounting services, and accordingly Citi Fund Services will serve as sub-administrator for the Funds.  In connection with this change, State Street will no longer be serving as the sub-administrator to the Funds.  Accordingly, all references to State Street as sub-administrator will be replaced with Citi Fund Services.
OTHER RELATED CHANGES
The toll-free telephone number to contact the Funds has been changed to (888) 859-0968.
As a result of these changes in the service providers to the Funds, certain information regarding how you may purchase and redeem shares in the Funds will also change.  Please note the following new information with respect to how to effect purchase and redemption transactions in shares of the Funds:
Purchasing Shares
Opening a Regular New Account
Effective as of March 22, 2021, your Weitz Funds purchase application and your check made payable to Weitz Funds should be submitted as follows:
By Mail:
Weitz Funds
P.O. Box 182785
Columbus, Ohio 42318-2785

By Certified or Overnight Delivery:
Weitz Funds
c/o FIS Investor Services LLC
4249 Easton Way, Suite 400
Columbus, Ohio 42319

Opening a Retirement Account
Effective as of March 22, 2021, individuals eligible to open a traditional IRA, Roth IRA or SEP IRA as well as those with existing IRA accounts and certain qualified pension and profit sharing plans seeking to roll over or transfer assets into a new IRA account may open an IRA account with the Funds as follows:

By Mail:
You can open a new IRA account by:
°  Completing the IRA application and transfer form, if applicable, and
°  Mailing the forms to the address shown above under “Opening a Regular New Account”.
Purchasing Additional Shares of a Fund
Effective as of March 22, 2021, existing Weitz Funds shareholders may purchase additional shares in your account in the following ways:
•    By Mail
°  Sending your check made payable to Weitz Funds;
°  Completing the information on the remittance stub which is the bottom portion of your most recent transaction statement; and
°  Mailing the check and remittance stub to:
By Mail:
Weitz Funds
P.O. Box 182785
Columbus, Ohio 42318-2785

By Certified or Overnight Delivery:
Weitz Funds
c/o FIS Investor Services LLC
4249 Easton Way, Suite 400
Columbus, Ohio 42319

•    By Wire
You can purchase shares with payment by bank wire by calling us toll free at (888) 859-0968 and furnishing your account name, address and account number together with the amount being wired and the name of the wiring bank.  Additional instructions may be provided to you.

Redeeming Shares
•    By Written Request
Effective as of March 22, 2021, shareholders seeking to redeem their shares by written request should submit their written redemption request in good order with the required supporting documentation by mail or facsimile transmission to:

By Mail:
Weitz Funds
P.O. Box 182785
Columbus, Ohio 42318-2785

By Certified or Overnight Delivery:
Weitz Funds
c/o FIS Investor Services LLC
4249 Easton Way, Suite 400
Columbus, Ohio 42319

By Facsimile Transmission:
(833) 552-1678

Supplement dated March 2, 2021 to
STATEMENT OF ADDITIONAL INFORMATION
Dated July 31, 2020,
as amended August 4, 2020 and February 19, 2021
Balanced Fund
Institutional Class (WBAIX)
Investor Class (WBALX)

Core Plus Income Fund
Institutional Class (WCPBX)
Investor Class (WCPNX)

Hickory Fund (WEHIX)
Nebraska Tax-Free Income Fund (WNTFX)

Partners III Opportunity Fund
Institutional Class (WPOPX)
Investor Class (WPOIX)

Partners Value Fund
Institutional Class (WPVIX)
Investor Class (WPVLX)

Short Duration Income Fund
Institutional Class (WEFIX)
Investor Class (WSHNX)

Ultra Short Government Fund (SAFEX)

Value Fund
Institutional Class (WVAIX)
Investor Class (WVALX)

SERVICE PROVIDER CHANGES:
This Supplement provides information regarding certain changes with respect to the service providers for the Funds, as follows:
New Transfer Agent
Effective March 22, 2021, FIS Investor Services LLC (“FIS”), 4249 Easton Way, Suite 400, Columbus, Ohio 43219 will begin serving as the Funds’ transfer agent.  In connection with this change, Weitz Investment Management, Inc. (“Weitz Inc.”) will no longer be serving as the transfer agent for the Funds and DST Asset Manager Solutions, Inc. (“DST”) will no longer be serving as the sub-transfer agent for the Funds.  Accordingly, all references to Weitz Inc. as transfer agent will be replaced with FIS and all references to DST will be deleted.  Pursuant to the terms of the Transfer Agency Services Order entered into between the Funds and FIS, FIS will provide customary transfer agency services to the Funds.  For providing such transfer agency services, FIS receives certain base fees and account-related fees plus reimbursement for out-of-pocket expenses that are incurred.
New Custodian
Effective April 5, 2021, Citibank, N.A. (“Citibank”), 388 Greenwich Street, New York, New York 10013 will begin serving as the Funds’ custodian.  In connection with this change, State Street Bank and Trust Company (“State Street”) will no longer be serving as the custodian for the Funds.  Accordingly, all references to State Street as custodian will be replaced with Citibank and all references to State Street as custodian will be deleted.  Pursuant to the terms of the Global Custodial Services Agreement entered into between the Funds and Citibank, Citibank will provide customary custodial services to the Funds, including maintaining the custody of all securities and cash of each of the Funds, delivering and receiving payment for securities sold, receiving and paying for securities purchased, collecting income from investments and performing other duties as directed by the officers of the Trust.
New Fund Administrator
Effective April 5, 2021, Citi Fund Services Ohio, Inc. (“Citi Fund Services”), 4400 Easton Commons, Suite 200, Columbus, Ohio 43219 will begin providing certain services to the Funds, including accounting services, and accordingly Citi Fund Services will serve as sub-administrator for the Funds.  In connection with this change, State Street will no longer be serving as the sub-administrator to the Funds.  Accordingly, all references to State Street as sub-administrator will be replaced with Citi Fund Services.  Pursuant to the terms of the Services Agreement that Weitz Inc. has entered into with Citi Fund Services with respect to the Funds, Citi Fund Services will provide customary services related to fund accounting and certain other services.  For providing such services, Citi Fund Services receives a monthly fee plus reimbursement for out-of-pocket expenses that are incurred.

OTHER CHANGES
The toll-free telephone number to contact the Funds has been changed to (888) 859-0968.